PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, including those held under finance leases

	As of December 31,
	2023	2024
	RMB	RMB
At cost:
Property	2,672,822	4,261,678
Leasehold improvements, renovation and decoration	5,821,394	6,040,445
Data center equipment	8,579,798	10,777,790
Office equipment	93,543	102,991
Motor vehicles	3,937	3,937
	17,171,494	21,186,841
Less: Accumulated depreciation	(6,987,542)	(7,895,831)
	10,183,952	13,291,010
Construction-in-progress	3,444,237	4,529,065
Impairment	(603,796)	(603,440)
Property and equipment, net	13,024,393	17,216,635

Schedule of depreciation expense

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	1,386,800	1,573,970	1,409,442
Sales and marketing expenses	1,029	1,721	1,391
General and administrative expenses	35,715	38,280	30,949
Research and development expenses	39,006	49,961	26,138
	1,462,550	1,663,932	1,468,100

Schedule of carrying amounts of the Company's property and equipment held under finance leases

	As of December 31,
	2023	2024
	RMB	RMB
Property	993,158	1,018,510
Data center equipment	786,913	1,302,597
	1,780,071	2,321,107
Less: Accumulated depreciation	(709,209)	(874,470)
	1,070,862	1,446,637
Construction-in-progress	219,283	—
Impairment	(19,361)	(19,904)
	1,270,784	1,426,733

Schedule of carrying amounts of property and equipment pledged by the Company to secure banking borrowings

	As of December 31,
	2023	2024
	RMB	RMB
Property	155,239	445,345
Leasehold improvements, renovation and decoration	246,662	128,031
Data center equipment	442,167	258,306
Office equipment	1,829	471
Total	845,897	832,153